Note 13 - Commitments - Contractual Obligations (Details) $ in Thousands	Mar. 31, 2022 CAD ($)
Statement Line Items [Line Items]
Patent licensing costs	$ 1,612
Not later than one year [member]
Statement Line Items [Line Items]
Patent licensing costs	188
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Patent licensing costs	1,137
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Patent licensing costs	$ 287